Business, Merger and Basis of Presentation (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, series D shares issued	1,379,685
Preferred stock, series D shares outstanding	1,379,685
Series D, par value	$ 0.0001		$ 0.0001	$ 0.0001
Accrued patent costs	$ 1,000,000
North South [Member]
Acquired company's shares converted to common stock	5,213
Common stock from acquired company's shares	1,203,153
Common stock, par value (in dollars per share)	$ 0.0001
Series A issued and outstanding	491
Preferred stock, series D shares issued	1,379,685
Preferred stock, series D shares outstanding	1,379,685
Series D, par value	$ 0.0001
Series D conversion feature	one-for-ten
Rockstar [Member]
Patent purchase	4,000,000
Patent purchase, cash paid	2,000,000
Patent purchase, shares issued	176,991
Patent purchase, shares issued, value	1,000,000
Patent purchase, shares issued, per share price	$ 5.65
Accrued patent costs	$ 1,000,000